ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Schedule of assets held for sale and non-current assets sold

USDm	2025	2024	2023
Assets held for sale
Number of vessels held for sale end of period	1	—	3
Carrying amount	24.4	—	47.2

Sold and delivered during the year
Number of vessels	7	4	8
Vessel sales price (CF) ¹⁾	128.2	84.2	169.5
Carrying amount of vessels and capitalized dry-docking	(102.8)	(47.0)	(111.4)
Bunker and lube oil cost	(3.6)	(1.5)	(4.6)
Transaction costs (CF) ²⁾	(2.8)	(1.6)	(3.1)
Profit on sale	19.0	34.1	50.4

Sold last year and delivered during the year
Number of vessels	—	3	—
Vessel sales price (CF) ¹⁾	—	67.3	—
Carrying amount of assets held for sale	—	(47.2)	—
Bunker and lube oil cost	—	(2.0)	—
Transaction costs (CF) ²⁾	—	(0.9)	—
Profit on sale	—	17.2	—